UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    April 30, 2003

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       1447        32700   X                         32700
Apache Corp              Common    037411105      11481       185950   X                        185950
BP P.L.C.                Common    055622104       3631        94080   X                         94080
Burlington Resources     Common    122014103        754        15800   X                         15800
Cal Dive International,  Common    127914109        378        21000   X                         21000
Canadian Natural Resour  Common    136385101       5940       174700   X                        174700
ChevronTexaco Corp       Common    166764100      22717       351392   X                        351392
ConocoPhillips           Common    20825C104      12272       228951   X                        228951
Cooper Cameron Corp      Common    216640102       4904        99050   X                         99050
Core Labs NV             Common    N22717107        346        33300   X                         33300
Devon Energy             Common    25179M103      10739       222700   X                        222700
EOG Resources            Common    26875P101       5246       132600   X                        132600
Ensco International Inc  Common    26874Q100        441        17300   X                         17300
Exxon Mobil Corp         Common    30231G102      72731      2080992   X                       2080992
Forest Oil Corp          Common    346091705       4564       204650   X                        204650
GlobalSantaFe Corp       Common    G3930E101       1871        90590   X                         90590
Halliburton Co           Common    406216101       2410       116250   X                        116250
Helmerich & Payne        Common    423452101        546        21300   X                         21300
Hydrill Co               Common    448774109         75         3000   X                          3000
Kerr McGee Corp          Common    492386107       6546       161194   X                        161194
Knightsbridge Tankers L  Common    G5299G106          8          600   X                           600
Marathon Oil Corp        Common    565849106       2241        93500   X                         93500
Nabors Industries        Common    G6359F103       4218       105800   X                        105800
Noble Energy Inc         Common    655044105       5613       163700   X                        163700
Occidental Pete Corp     Common    674599105       8928       298000   X                        298000
Ocean Energy             Common    67481E106      11617       580840   X                        580840
Pioneer Natural Resourc  Common    723787107      11838       471650   X                        471650
Pogo Producing Co        Common    730448107       8779       220750   X                        220750
Royal Dutch Pete         Common    780257804       6903       169400   X                        169400
Schlumberger LTD         Common    806857108      11346       298500   X                        298500
Spinnaker Exploration C  Common    84855W109       1260        64900   X                         64900
Talisman Energy, Inc     Common    87425E103       1860        46900   X                         46900
Transocean Inc           Common    G90078109       2017        98638   X                         98638
Unocal Corp              Common    915289102       1084        41200   X                         41200
Varco International      Common    922122106        784        42800   X                         42800
W H Energy Services      Common    92925E108       5145       300500   X                        300500
Westport Resources, Inc  Common    961418100       8336       413700   X                        413700
Willbros Group, Inc.     Common    969199108       8853      1012953   X                       1012953
Williams Companies       Common    969457100       2057       449150   X                        449150

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:  271,926